JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

January 3, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of JPMorgan Diversified Real Return Fund and JPMorgan Floating Rate Income Fund (the “Funds”) File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 197 (Amendment No. 198 under the 1940 Act) filed electronically on December 21, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/  Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary